Intangible assets, airport concessions and goodwill - Net: - CGU with a significant amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Colombia (Airplan)
Disclosure by geographical areas:
Discount rate	13.09%	15.31%
Average growth rate for operating costs and expenses	4.73%	4.00%
Average growth rate of passengers in the period
Growth rate of departing passengers for each CGU	1.76%	4.79%
Hierarchy level of the fair value of the recoverable of the CGU	3	3
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Discount rate	10.40%	10.21%
Average growth rate for operating costs and expenses	4.67%	3.90%
Average growth rate of passengers in the period
Growth rate of departing passengers for each CGU	2.40%	2.50%
Hierarchy level of the fair value of the recoverable of the CGU	3	3